Bank Owned Life Insurance and Annuities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Bank Owned Life Insurance and Annuities [Abstract]
Bank owned life insurance and annuities, cash value	$ 14,905	$ 14,807	$ 14,848
Increase in cash surrender value of bank-owned life insurance	$ 97	$ 411	$ 446